Per share amounts - Disclosure of Detailed Information about Net Loss Basic and Diluted (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings per share [line items]
Net income (loss)	$ 35.2	$ (202.6)